Fair Value Measurements - Summary of Gains or Losses on Available-for-Sale Marketable Securities (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Fair Value Disclosures [Abstract]
Amortized Cost, Due in 1 year or less	$ 88,864
Fair Value, Due in 1 year or less	88,666
Amortized Cost, Due in 1-2 years	7,737
Fair Value, Due in 1-2 years	$ 7,702